Related party transactions	6 Months Ended
Jun. 30, 2021
Disclosure of transactions between related parties [abstract]
Related party transactions	Related party transactions
Related party transactions in the half year ended 30 June 2021 were similar in nature to those disclosed in the Barclays Bank PLC Annual Report 2020.
Amounts included in the Barclays Bank Group’s financial statements with other Barclays Group companies are as follows:

	Half year ended 30.06.21		Half year ended 30.06.20
	Parent	Fellow subsidiaries	Parent	Fellow subsidiaries
	£m	£m	£m	£m
Total income	(304)	10	(346)	31
Operating expenses	(31)	(1,560)	(34)	(1,443)

	As at 30.06.21		As at 31.12.20
	Parent	Fellow subsidiaries	Parent	Fellow subsidiaries
	£m	£m	£m	£m
Total assets	6,311	1,672	6,803	1,917
Total liabilities	28,201	3,779	25,819	3,954
Except for the above, no related party transactions that have taken place in the half year ended 30 June 2021 have materially affected the financial position or performance of the Barclays Bank Group during this period.